Note 3 - Trade Accounts and Notes Receivable, Net - Schedule of Long Term Payments Receivable (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Total minimum payments	€ 2	€ 26
Sales Type Leases [Member]
2020	12
2021	2
2022
2023
2024
Total minimum payments	€ 14